COMMITMENTS (Schedule of Future Minimum Rental Lease Payments) (Details) - Rental lease payments [Member] $ in Thousands	Dec. 31, 2018 USD ($)
2019	$ 1,085
2020	854
2021	400
2022	0
Total	$ 2,339